Description of the Company	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Description of the Company

Note 1 - Description of the Company

On July 11, 2019, MedoveX Corp. (“MedoveX”) changed its name to H-CYTE, Inc. (“H-CYTE” or the “Company”) by filing a Certificate of Amendment (the “Amendment”) to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) with the Secretary of the State of Nevada. The name change and the Company’s new symbol, HCYT, became effective with FINRA on July 15, 2019. H-CYTE was incorporated in Nevada on July 30, 2013 as SpineZ Corp.

On October 18, 2018, H-CYTE (formerly named MedoveX) entered into an Asset Purchase Agreement (“APA”) with Regenerative Medicine Solutions, LLC, RMS Shareholder, LLC (“Shareholder”), Lung Institute LLC (“LI”), RMS Lung Institute Management LLC (“RMS LI Management”) and Cognitive Health Institute Tampa, LLC (“CHIT”), (collectively “RMS”). On January 8, 2019, the APA was amended, and the Company acquired certain assets and assumed certain liabilities of RMS as reported in the 8-K/A filed in March of 2019. Based on the terms of the APA and its amendment (collectively the “APA”), the former RMS members had voting control of the combined company as of the closing of the RMS acquisition. For accounting purposes, the acquisition transaction has been treated as a reverse acquisition whereby the Company is deemed to have been acquired by RMS and the historical financial statements prior to the acquisition date of January 8, 2019 now reflect the historical financial statements of RMS.

As of the merger, the consolidated results for H-CYTE include the following wholly-owned subsidiaries: H-CYTE Management, LLC (formerly Blue Zone Health Management, LLC), MedoveX Corp, Cognitive Health Institute, LLC, and Lung Institute Tampa, LLC (formerly Blue Zone Lung Tampa, LLC) and the results included Lung Institute Dallas, PLLC (“LI Dallas”), Lung Institute Nashville, PLLC (“LI Nashville”), Lung Institute Pittsburgh, PLLC (“LI Pittsburgh”), and Lung Institute Scottsdale, LLC (“LI Scottsdale”), as Variable Interest Entities (“VIEs”). Additionally, H-CYTE Management, LLC is the operator and manager of the various Lung Health Institute (LHI) clinics: LI Dallas, LI Nashville, LI Pittsburgh, and LI Scottsdale.

In 2019, the Company had two divisions: the healthcare medical biosciences division (“Biosciences division”) and the DenerveX medical device division (“DenerveX division”). In the first quarter of 2020, the Company decided to focus its available resources on the Biosciences division as it represents a significantly greater opportunity than the DenerveX division as explained below. The Company is no longer manufacturing or selling the DenerveX device.

Healthcare Medical Biosciences Division (Biosciences division)

The Company’s Biosciences division is a medical biosciences company that develops and implements innovative treatment options in regenerative medicine to treat an array of debilitating medical conditions. Committed to an individualized patient-centric approach, this division consistently provides oversight and management of the highest quality care while producing positive medical outcomes.

On June 21, 2019, H-CYTE entered into an exclusive product supply agreement with Rion, LLC (“Rion”) to develop and distribute a FDA approved therapy (known as L-CYTE-01) for chronic obstructive pulmonary disease (“COPD”), the fourth leading cause of death in the U.S. Rion has established a novel technology to harness the healing power of the body. Rion’s innovative exosome technology, based on science developed at Mayo Clinic, provides an off-the-shelf platform to enhance healing in soft tissue, musculoskeletal, cardiovascular and neurological organ systems. This agreement provides for a ten-year exclusive and extendable supply agreement with Rion to enable H-CYTE to develop proprietary biologics.

On October 9, 2019, the Company entered into a services agreement with Rion which provides the Company the benefit of Rion’s resources and expertise for the limited purpose of (i) consulting with and assisting H-CYTE in the further research and development for the generation of a new cellular therapy (L-CYTE-01) and (ii) subsequently assisting H-CYTE in seeking and obtaining FDA Phase 1 IND clearance for L-CYTE-01. Rion also agrees to consult with H-CYTE in its arrangement for services from third parties unaffiliated with Rion to support research, development, regulatory approval, and commercialization of L-CYTE-01.

With these agreements, Rion will serve as the product supplier and co-developer of L-CYTE-01 with H-CYTE for the treatment of chronic lung diseases. H-CYTE will control the commercial development and facilitate the clinical trial investigation. After conducting joint research and development of these biologics, H-CYTE intends to pursue submission of an investigational new drug (IND) application for review by the FDA for treatment of COPD.

Proprietary Medical Device Business (DenerveX medical device division)

The Company’s business of designing and marketing proprietary medical devices for commercial use in the U.S. and Europe began operations in late 2013. The Company received CE marking in June 2017 for the DenerveX System, and it became commercially available throughout the European Union and several other countries that accept CE marking. In addition to the DenerveX device itself, the Company has developed a dedicated Electro Surgical Generator, the DenerveX Pro-40, to power the DenerveX device. Commercial production has been suspended since the first quarter of 2019. There was less than $100,000 in revenue from the product in 2019.

In the first quarter of 2020, the Company made the decision to stop any further efforts to source alternative manufacturing and distributor options or other product monetizing relationships for the DenerveX product. Although the Company believes the DenerveX technology has value, the Company does not believe it will realize the value in the foreseeable future. The Company recorded an impairment charge for intangibles associated with the DenerveX intellectual property and wrote off related inventory balances as of December 31, 2019.

Note 1 – description of the company

On July 11, 2019, MedoveX Corp. (“MedoveX”) changed its name to H-CYTE, Inc. (“H-CYTE” or the “Company”) by filing a Certificate of Amendment (the “Amendment”) to the Company’s Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”) with the Secretary of the State of Nevada. The name change and the Company’s new symbol, HCYT, became effective with FINRA on July 15, 2019. H-CYTE was incorporated in Nevada on July 30, 2013 as SpineZ Corp.

On October 18, 2018, H-CYTE (formerly named MedoveX) entered into an Asset Purchase Agreement (“APA”) with Regenerative Medicine Solutions, LLC, RMS Shareholder, LLC (“Shareholder”), Lung Institute LLC (“LI”), RMS Lung Institute Management LLC (“RMS LI Management”) and Cognitive Health Institute Tampa, LLC (“CHIT”), (collectively “RMS”). On January 8, 2019, the APA was amended, and the Company acquired certain assets and assumed certain liabilities of RMS as reported in the 8-K/A filed in March of 2019. Based on the terms of the APA and its amendment (collectively the “APA”), the former RMS members had voting control of the combined company as of the closing of the RMS acquisition. For accounting purposes, the acquisition transaction has been treated as a reverse acquisition whereby the Company is deemed to have been acquired by RMS and the historical financial statements prior to the acquisition date of January 8, 2019 now reflect the historical financial statements of RMS.

Prior to the merger of H-CYTE and RMS on January 8, 2019 (the “Merger”), the consolidated results for H-CYTE include Regenerative Medicine Solutions, LLC, LI, RMS Nashville, LLC (“Nashville”), RMS Pittsburgh, LLC (“Pittsburgh”), RMS Scottsdale, LLC (“Scottsdale”), RMS Dallas, LLC (“Dallas”), State, LLC (“State”), Cognitive Health Institute of Tampa (“CHIT”), RMS LI Management, and Shareholder and H-CYTE included Lung Institute Dallas, PLLC (“LI Dallas”), Lung Institute Nashville, PLLC (“LI Nashville”), Lung Institute Pittsburgh, PLLC (“LI Pittsburgh”), and Lung Institute Scottsdale, LLC (“LI Scottsdale”), as Variable Interest Entities (“VIEs”).

As of the merger, the consolidated results for H-CYTE include the following wholly-owned subsidiaries: H-CYTE Management, LLC (formerly Blue Zone Health Management, LLC), MedoveX Corp, Cognitive Health Institute, LLC, and Lung Institute Tampa, LLC (formerly Blue Zone Lung Tampa, LLC) and the results of the aforementioned VIEs. Additionally, H-CYTE Management, LLC is the operator and manager of the various Lung Health Institute (LHI) clinics: LI Dallas, LI Nashville, LI Pittsburgh, and LI Scottsdale.

The Company has two divisions: the medical biosciences division (“Biosciences division”) and the DenerveX medical device division (“DenerveX division”). The Company has decided to focus its available resources on the Biosciences division as it represents a significantly greater opportunity than the DenerveX division as explained below. The Company is no longer manufacturing or selling the DenerveX device.

Healthcare Medical Biosciences Division (Biosciences division)

The Company’s Biosciences division is a medical biosciences company that develops and implements innovative treatment options in regenerative medicine to treat an array of debilitating medical conditions. Committed to an individualized patient-centric approach, this division consistently provides oversight and management of the highest quality care while producing positive medical outcomes.

On June 21, 2019, H-CYTE entered into an exclusive product supply agreement with Rion, LLC (“Rion”) to develop and distribute a FDA approved therapy (known as L-CYTE-01) for chronic obstructive pulmonary disease (“COPD”), the fourth leading cause of death in the U.S. Rion has established a novel technology to harness the healing power of the body. Rion’s innovative exosome technology, based on science developed at Mayo Clinic, provides an off-the-shelf platform to enhance healing in soft tissue, musculoskeletal, cardiovascular and neurological organ systems. This agreement provides for a 10-year exclusive and extendable supply agreement with Rion to enable H-CYTE to develop proprietary biologics.

On October 9, 2019, the Company entered into a services agreement with Rion which provides the Company the benefit of Rion’s resources and expertise for the limited purpose of (i) consulting with and assisting H-CYTE in the further research and development for the generation of a new cellular therapy (L-CYTE-01) and (ii) subsequently assisting H-CYTE in seeking and obtaining FDA Phase 1 IND clearance for L-CYTE-01. Rion also agrees to consult with H-CYTE in its arrangement for services from third parties unaffiliated with Rion to support research, development, regulatory approval, and commercialization of L-CYTE-01.

With these agreements, Rion will serve as the product supplier and co-developer of L-CYTE-01 with H-CYTE for the treatment of chronic lung diseases. H-CYTE will control the commercial development and facilitate the clinical trial investigation. After conducting joint research and development of these biologics, H-CYTE intends to pursue submission of an investigational new drug (IND) application for review by the FDA for treatment of COPD. The Company also applied for a grant in March 2020 through Biomedical Advanced Research and Development Authority (“BARDA”) to develop a protocol for the treatment of COVID-19. There can be no assurances that the Company will receive this grant.

Proprietary Medical Device Business (DenerveX division)

The Company’s business of designing and marketing proprietary medical devices for commercial use in the U.S. and Europe began operations in late 2013. The Company received CE marking in June 2017 for the DenerveX System, and it became commercially available throughout the European Union and several other countries that accept CE marking. In addition to the DenerveX device itself, the Company has developed a dedicated Electro Surgical Generator, the DenerveX Pro-40, to power the DenerveX device. Commercial production has been suspended since the first quarter of 2019. There was less than $100,000 in revenue from the product in 2019.

In the second quarter of 2019, the Company determined that their contract manufacturer was not able to meet the requirements for producing the finished DenerveX product. Additionally, in its evaluation of its current distribution channels, the Company determined that many of these channels were not cost effective. As a result of the above evaluations, certain European distributor agreements were terminated; all other representatives were notified that the Company had temporarily suspended the manufacture and sale of the DenerveX product; the Company continued to source alternative manufacturing and distributor options; and the Company is considering other product monetizing strategies, including, but not limited to, strategic partnerships. To date, these efforts have not been successful.

In the first quarter of 2020, the Company made the decision to stop any further efforts to source alternative manufacturing and distributor options or other product monetizing relationships for the DenerveX product. Although the Company believes the DenerveX technology has value, the Company does not believe it will realize the value in the foreseeable future.

Considering the events and circumstances described above, the Company performed a long-lived asset impairment analysis. Based on the assumption there would be no future cash flows associated with the DenerveX product, management recorded an impairment loss of $2,944,000 for the unamortized intangible-technology for the year ended December 31, 2019.

The DenerveX Pro-40 generator is provided to customers agreeing to purchase the DenerveX device and cannot be used for any other purpose. Due to the generator not being able to be used for any other purpose, the Company has written off inventory totaling $131,000 as obsolete for the year ended December 31, 2019.